CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Condensed Balance Sheets
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	20,594	341,671	49,211
Time deposits	1,025,989	700,637	100,913
Other current assets	5,246	23,728	3,418
Amounts due from intergroup companies	252,816	194,117	27,959

Total current assets	1,304,645	1,260,153	181,501

Non-current assets:
Investment in subsidiaries and VIEs	485,874	566,267	81,559
Property and equipment, net	402	343	49

Total non-current assets	486,276	566,610	81,608

TOTAL ASSETS	1,790,921	1,826,763	263,109

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	145	43	7
Accrued expenses and other liabilities	8,736	112,548	16,210
Amounts due to intergroup companies	14,177	4,641	668

Total current liabilities	23,058	117,232	16,885

TOTAL LIABILITIES	23,058	117,232	16,885

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2015 and 2016; 334,034,932 and 335,494,792 shares issued and outstanding as of December 31, 2015 and 2016, respectively	110	115	17
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2015 and 2016; 84,999,159 and 74,400,299 shares issued and outstanding as of December 31,2015 and 2016, respectively	32	28	4
Additional paid-in capital	2,022,369	2,198,385	316,633
Treasury shares	(8,773)	(123,258)	(17,753)
Accumulated other comprehensive income	89,488	172,589	24,858
Accumulated deficit	(335,363)	(538,328)	(77,535)

Total shareholder’s equity	1,767,863	1,709,531	246,224

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,790,921	1,826,763	263,109

Schedule of Condensed Statements of Comprehensive Income (loss)
	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(214)	(330)	(402)	(58)
General and administrative	(11,875)	(13,160)	(15,934)	(2,295)
Write-off of deferred offering expenses	(3,241)	-	-	-

Total operating expenses	(15,330)	(13,490)	(16,336)	(2,353)

Indemnity cost	-	-	(9,979)	(1,500)
Other operating income	-	-	39	7

Operating loss	(15,330)	(13,490)	(26,276)	(3,846)
Interest income	10,920	8,703	10,269	1,479
Equity in profits (loss) of subsidiaries and VIEs	161,459	(319,110)	(186,958)	(26,865)

Income (loss) before income tax	157,049	(323,897)	(202,965)	(29,232)
Income tax benefit	-	-	-	-

Net income (loss)	157,049	(323,897)	(202,965)	(29,232)

Other comprehensive income
Foreign currency translation gain	12,145	66,851	82,347	11,860

Comprehensive income (loss)	169,194	(257,046)	(120,618)	(17,372)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net cash (used in) generated from operating activities	(26,721)	(2,266)	25,679	3,699
Net cash (used in) generated from investing activities	(293,289)	(865,971)	413,401	59,542
Net cash generated from(used in) financing activities	42,315	748,755	(118,484)	(17,065)
Effect of exchange rate changes on cash and cash equivalents	1,507	46,328	481	69
Net (decrease) increase in cash and cash equivalents	(276,188)	(73,154)	321,077	46,245
Cash and cash equivalents at beginning of the year	369,936	93,748	20,594	2,966
Cash and cash equivalents at end of the year	93,748	20,594	341,671	49,211